Stockholders' Equity (Details 11) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	206	172	62
Weighted Average Remaining Life Of Warrants Or Rights	1 year 4 months 9 days
Warrants Weighted Average Exercise Price	$ 33	$ 36	$ 37
Warrants Group One [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	43
Weighted Average Remaining Life Of Warrants Or Rights	1 year 3 months 25 days
Warrants Weighted Average Exercise Price	$ 29
Warrants Group Two [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	14
Weighted Average Remaining Life Of Warrants Or Rights	10 months 24 days
Warrants Weighted Average Exercise Price	$ 38
Warrants Group Three [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	145
Weighted Average Remaining Life Of Warrants Or Rights	1 year 3 months 3 days
Warrants Weighted Average Exercise Price	$ 35
Warrants Group Four [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	4
Weighted Average Remaining Life Of Warrants Or Rights	2 years 9 months 29 days
Warrants Weighted Average Exercise Price	$ 16